General Insurance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selling, General and Administrative Expense [Abstract]
Compensation	$ 564,008	$ 406,601	$ 359,280
Commissions	206,360	210,797	184,238
Other	308,628	163,593	106,829
Total general insurance expenses	$ 1,078,996	$ 780,991	$ 650,347